Fair value measurement	12 Months Ended
Mar. 31, 2021
Fair value measurement
Fair value measurement
12.	Fair value measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. To increase the comparability of fair value measures, the following hierarchy prioritizes the inputs to valuation methodologies used to measure fair value:

Level 1  —  Valuations based on unadjusted quoted prices for identical assets and liabilities in active markets.

Level 2  —  Valuations based on observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.

Level 3  —  Valuations based on unobservable inputs reflecting assumptions, consistent with reasonably available assumptions made by other market participants. These valuations require significant judgment.

Fair value of listed equity securities are based on quoted prices in active markets for identical assets or liabilities. Certain other financial instruments, such as interest rate swap contracts and certain option agreements, are valued based on inputs derived from or corroborated by observable market data. Valuations of convertible and exchangeable bonds that do not have a quoted price are generally performed using valuation models such as the binomial model with unobservable inputs including risk-free interest rate and expected volatility. The valuation of contingent consideration is performed using an expected cash flow method with unobservable inputs including the probability to achieve the contingencies, which is assessed by the Company, in connection with the contingent consideration arrangements. Investments in privately held companies for which the Company elected to record using the measurement alternative are re-measured on a non-recurring basis, and are categorized within Level 3 under the fair value hierarchy. The values are estimated based on valuation methods using the observable transaction price at the transaction date and other unobservable inputs including volatility, as well as rights and obligations of the securities.

12.	Fair value measurement (Continued)

The following table summarizes the Company’s assets and liabilities that are measured at fair value on a recurring basis and are categorized under the fair value hierarchy:

	As of March 31, 2020
	Level 1	Level 2	Level 3	Total

	(in millions of RMB)
Assets
Short-term investments	64	28,414	—	28,478
Restricted cash and escrow receivables	15,479	—	—	15,479
Listed equity securities (i)	66,303	—	—	66,303
Convertible and exchangeable bonds (i)	—	709	3,995	4,704
Option agreements (ii)	—	1,521	145	1,666
Others	144	5,114	2,852	8,110
	81,990	35,758	6,992	124,740
Liabilities
Contingent consideration in relation to investments and acquisitions (iii)	—	—	4,400	4,400
Interest rate swap contracts and others (iii)	—	156	338	494
	—	156	4,738	4,894

	As of March 31, 2021
	Level 1	Level 2	Level 3	Total

	(in millions of RMB)
Assets
Short-term investments	—	152,376	—	152,376
Restricted cash and escrow receivables	35,207	—	—	35,207
Listed equity securities (i)	124,841	—	—	124,841
Convertible and exchangeable bonds (i)	—	1,698	9,645	11,343
Option agreements (ii)	—	2,493	111	2,604
Others	686	128	3,895	4,709
	160,734	156,695	13,651	331,080
Liabilities
Contingent consideration in relation to investments and acquisitions (iii)	—	—	2,232	2,232
Interest rate swap contracts and others (iii)	—	47	174	221
	—	47	2,406	2,453

(i)	Included in equity securities and other investments on the consolidated balance sheets.
(ii)	Included in prepayments, receivables and other assets on the consolidated balance sheets.
(iii)	Included in accrued expenses, accounts payable and other liabilities on the consolidated balance sheets.

12.  Fair value measurement (Continued)

Convertible and exchangeable bonds categorized within Level 3 under the fair value hierarchy:

Amounts
(in millions of RMB)
Balance as of April 1, 2019	2,498
Additions	5,508
Net decrease in fair value	(1,640)
Conversion or expiration	(2,468)
Foreign currency translation adjustments	97
Balance as of March 31, 2020	3,995
Additions	4,477
Net increase in fair value	1,306
Foreign currency translation adjustments	(133)
Balance as of March 31, 2021	9,645

Contingent consideration in relation to investments and acquisitions categorized within Level 3 under the fair value hierarchy:

Amounts
(in millions of RMB)
Balance as of April 1, 2019	5,122
Additions (i)	1,049
Net decrease in fair value	(55)
Payment	(2,093)
Foreign currency translation adjustments	377
Balance as of March 31, 2020	4,400
Net decrease in fair value	(48)
Payment	(1,972)
Foreign currency translation adjustments	(148)
Balance as of March 31, 2021	2,232

(i)	Additions during the year ended March 31, 2020 were related to the acquisition of Kaola (Note 4(b)).